Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 148,786	$ 311,906	$ 1,149,880	$ 1,110,207
Cost of revenues	50,711	146,305	606,972	1,029,469
Inventory impairment	198,698		201,505	578,062
Gross profit (loss)	(100,623)	165,601	341,403	(497,324)
Operating expenses
Depreciation	5,100	6,118	15,452	17,420
Advertising and promotion	304,307	152,585	451,265	255,897
Payroll expenses	147,636	164,513	850,273	757,809
Professional fees	161,802	176,553	1,730,377	1,658,508
Professional fees, related party				341,928
Research and development	3,004	4,264	15,266	18,700
General and administrative expenses	200,266	298,028	996,230	740,145
Total operating expenses	822,115	802,061	4,058,863	3,790,407
Loss from operations	(922,738)	(636,460)	(3,717,460)	(4,287,731)
Other (income) expense
Unrealized loss on investments				20,080
Change in fair value of derivative liability	(824,867)	226,953	1,493,615	(1,016,430)
Financing costs and discount amortization	632,732	678,774	286,538	3,503,973
Interest expenses	268,048	204,535	3,132,350	1,481,039
Default penalty	91,576		85,100
Loss on acquisition			448,266
Total other (income) expense	167,489	1,110,262	5,445,869	3,988,662
Net loss	$ (1,090,227)	$ (1,746,722)	$ (9,163,329)	$ (8,276,393)
Net loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.02)
Weighted average shares outstanding - basic and diluted	418,249,404	361,032,963	379,165,693	343,489,983